CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 10,225	$ 12,893	$ 8,121
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,923	9,711	9,719
Restructuring costs related to impairment of property and equipment			462
Share-based compensation expense	4,447	2,293	2,718
Foreign currency translation	19	(86)	3
Accrued interest, net	(125)	(204)	1,005
Deferred taxes, net	(3,093)	(1,756)	335
Accrued severance pay, net	(23)	96	(783)
Change in payment obligation related to acquisitions	4,646	1,025
Fair value revaluation - convertible debt		600	(1,585)
Loss from sale of property and equipment	10
Net changes in operating assets and liabilities:
Accounts receivable, net	(32,049)	6,416	7,423
Prepaid expenses and other current assets	(1,185)	646	9,451
Operating lease right-of-use assets	2,595	3,119
Operating lease liabilities	(2,255)	(1,518)
Accounts payable	24,742	9,459	(1,066)
Accrued expenses and other liabilities	2,776	1,653	(1,524)
Deferred revenues	1,506	394	(1,478)
Net cash provided by operating activities	22,159	44,741	32,801
Investing activities:
Purchases of property and equipment	(459)	(1,209)	(2,038)
Proceeds from sale of property and equipment	5	492	59
Capitalization of development costs			(1,756)
Short-term deposits, net	10,534	(19,234)	1,913
Cash paid in connection with acquisitions, net of cash acquired	(19,000)	(1,200)
Net cash used in investing activities	(8,920)	(21,151)	(1,822)
Financing activities:
Proceeds from exercise of stock-based compensation	4,286	1,227
Payments made in connection with acquisition		(1,813)	(3,333)
Proceeds from long-term loans			25,000
Repayment of convertible debt		(15,850)	(8,167)
Repayment of long-term loans	(8,333)	(8,332)	(36,509)
Net cash used in financing activities	(4,047)	(24,768)	(23,009)
Effect of exchange rate changes on cash and cash equivalents	81	(20)	78
Net increase (decrease) in cash and cash equivalents and restricted cash	9,273	(1,198)	8,048
Cash and cash equivalents and restricted cash at beginning of year	39,605	40,803	32,755
Cash and cash equivalents and restricted cash at end of year	48,878	39,605	40,803
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	47,656	38,389	39,109
Restricted cash included in Long-term interest-bearing bank deposits	1,222	1,216	1,694
Cash and cash equivalents and restricted cash at end of year	48,878	39,605	40,803
Cash paid during the year for:
Income taxes	3,180	4,007	1,256
Interest	1,097	2,320	3,567
Non-cash investing and financing activities:
Creation of new lease right-of-use assets arising from lease liability	1,671	25,537
Purchase of property and equipment on credit	$ 3	$ 15	$ 1